Loans to and Investments in Associated Companies - Summary of Loans to and Investments in Associated Companies (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 29, 2019	May 31, 2020	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				$ 1,686,563	$ 1,652,957	$ 2,417,332
Income (loss) related to associated companies				(94,419)	(75,483)	202,995
Other income (losses) related to associated companies				250,909	23,934	85,169
Contributions to (distributions from) associated companies, net				(96,244)	77,545	(311,957)
Other, including foreign exchange and unrealized gains (losses)				(1,019)	7,610	(740,582)
Loans to and investments in associated companies ending balance			$ 1,652,957	1,745,790	1,686,563	1,652,957
National Beef | Disposal group, disposed of by sale, not discontinued operations
Equity Method Investment [Roll Forward]
Percentage of equity interest sold	31.00%		31.00%
Jefferies Finance
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				693,201	673,867	728,560
Income (loss) related to associated companies				0	0	0
Other income (losses) related to associated companies				74,626	(54,256)	(1,286)
Contributions to (distributions from) associated companies, net				8,335	73,590	(53,407)
Other, including foreign exchange and unrealized gains (losses)				0	0	0
Loans to and investments in associated companies ending balance			$ 673,867	776,162	693,201	673,867
Berkadia
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				301,152	268,949	245,228
Income (loss) related to associated companies				0	0	0
Other income (losses) related to associated companies				130,641	68,902	88,174
Contributions to (distributions from) associated companies, net				(58,007)	(37,130)	(65,045)
Other, including foreign exchange and unrealized gains (losses)				(369)	431	592
Loans to and investments in associated companies ending balance			268,949	373,417	301,152	268,949
National Beef
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance					0	653,630
Income (loss) related to associated companies						232,042
Other income (losses) related to associated companies						0
Contributions to (distributions from) associated companies, net						(300,248)
Other, including foreign exchange and unrealized gains (losses)						(585,424)
Loans to and investments in associated companies ending balance			0			0
FXCM
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				73,920	70,223	75,031
Income (loss) related to associated companies				(30,011)	3,604	(8,212)
Other income (losses) related to associated companies				0	0	0
Contributions to (distributions from) associated companies, net				5,000	0	3,500
Other, including foreign exchange and unrealized gains (losses)				77	93	(96)
Loans to and investments in associated companies ending balance			70,223	48,986	73,920	70,223
Linkem
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				198,991	194,847	165,157
Income (loss) related to associated companies				(55,262)	(28,662)	(27,956)
Other income (losses) related to associated companies				0	0	0
Contributions to (distributions from) associated companies, net				(9,226)	34,955	66,996
Other, including foreign exchange and unrealized gains (losses)				(725)	(2,149)	(9,350)
Loans to and investments in associated companies ending balance			194,847	133,778	198,991	194,847
HomeFed
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance					0	337,542
Income (loss) related to associated companies						7,902
Other income (losses) related to associated companies						0
Contributions to (distributions from) associated companies, net						0
Other, including foreign exchange and unrealized gains (losses)						(345,444)
Loans to and investments in associated companies ending balance			0			0
Real estate associated companies
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				168,678	255,309	87,074
Income (loss) related to associated companies				(6,177)	(46,050)	(353)
Other income (losses) related to associated companies				0	0	0
Contributions to (distributions from) associated companies, net				(39,781)	(40,581)	(29,685)
Other, including foreign exchange and unrealized gains (losses)				0	0	198,273
Loans to and investments in associated companies ending balance			255,309	122,720	168,678	255,309
Golden Queen
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				80,756	78,196	63,956
Income (loss) related to associated companies				(7,054)	(50)	6,740
Other income (losses) related to associated companies				0	0	0
Contributions to (distributions from) associated companies, net				(167)	2,610	7,500
Other, including foreign exchange and unrealized gains (losses)				0	0	0
Loans to and investments in associated companies ending balance			78,196	73,535	80,756	78,196
Loans to and investments in associated companies, related to noncontrolling interest			15,700	13,500	15,200	15,700
Golden Queen | Loans and debt securities
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies ending balance				15,300
Other
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				169,865	111,566	61,154
Income (loss) related to associated companies				4,085	(4,325)	(7,168)
Other income (losses) related to associated companies				45,642	9,288	(1,719)
Contributions to (distributions from) associated companies, net				(2,398)	44,101	58,432
Other, including foreign exchange and unrealized gains (losses)				(2)	9,235	867
Loans to and investments in associated companies ending balance			$ 111,566	217,192	169,865	$ 111,566
Linkem and Golden Queen | Loans and debt securities
Equity Method Investment [Roll Forward]
Loans to and investments in associated companies beginning balance				$ 104,100
Loans to and investments in associated companies ending balance					104,100
Brooklyn Renaissance Plaza Hotel | HomeFed
Equity Method Investment [Roll Forward]
Equity method investment impairment		$ 6,900			6,900
RedSky JZ Fulton Mall | HomeFed
Equity Method Investment [Roll Forward]
Equity method investment impairment					$ 55,600